UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cambridge Investments, Ltd.
Address:    5237 HHR Ranch Road, Suite A
            Wilson, Wyoming  83014

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John R. Tozzi
Title:      President
Phone:      (307) 733-8229

Signature, Place, and Date of Signing:
/s/ John R. Tozzi                  Wilson, Wyoming                  May 14, 2010
--------------------------------------------------------------------------------
   [Signature]                      [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.          Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            -----------
4Form 13F Information Table Entry Total:    10
                                            -----------
Form 13F Information Table Value Total:     $132,692
                                            -----------
                                            (thousands)

List of Other Included Managers:

1.          Cambridge Investment Partners, LLC

                                                                  Market
                                                   Market         Value    Shrs or SH/ Put/ Investment  Other      Voting Authority
NAME OF Issuer          Title of Class  Cusip      Value          (*1000)  Prn Amt PRN Call Discretion  Managers  Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC        COM             057224107   3,924,161.52  3,924    83,778  SH       Defined     1         83,778
CAMERON INTERNATIONAL
  CORPORATION COM                       13342B105  13,145,247.72  13,145   306,702 SH       Defined     1         306,702
DIAMOND OFFSHORE
  DRILLING INC          COM             25271C102   5,076,290.79  5,076    57,159  SH       Defined     1         57,159
ENSCO INTL PLC          SPONSORED ADR   29358Q109   9,872,243.58  9,872    220,461 SH       Defined     1         220,461
HALLIBURTON CO W/RTS
  TO PUR CERT
  STK UNDR CERTN        COM             406216101  16,728,447.17  16,728   555,209 SH       Defined     1         555,209
NATIONAL-OILWELL INC    COM             637071101   9,905,578.00  9,906    244,100 SH       Defined     1         244,100
SCHLUMBERGER LTD        COM             806857108  14,623,151.26  14,623   230,431 SH       Defined     1         230,431
SELECT SECTOR SPDR TR   SBI INT-ENERGY  81369Y506  22,333,865.60  22,334   388,280 SH       Defined     1         388,280
NOBLE CORPORATION BAAR  NAMEN -AKT      H5833N103  21,137,500.80  21,138   505,440 SH       Defined     1         505,440
TRANSOCEAN LTD          REG SHS         H8817H100  15,945,748.00  15,946   184,600 SH       Defined     1         184,600
                                                                  132,692